4. SIGNIFICANT ACCOUNTING POLICIES: e) Biological assets (Policies)	12 Months Ended
Dec. 31, 2020
Policies
e) Biological assets

e)Biological assets

The Company’s biological assets consist of hemp plants which are valued at fair value less cost to sell. Their fair value is determined using the income approach.  The Company measures and adjusts the biological assets to the fair value less cost to sell up to the point of harvest, which becomes the basis for the cost of finished goods inventories after harvest.

Production costs include all direct and indirect costs relating to biological transformation, which are capitalized to biological assets as they were incurred on the consolidated statements of loss and comprehensive loss.

The direct and indirect costs include the following:

• Direct materials consumed in the growing process such as soil, chemicals, fertilizers and other supplies

• Direct labour for individuals who work in the cultivation department

• Indirect labour for other personnel’s time spent related to the cultivation process

• Indirect materials consumed related to the cultivation process

• Utility related to the cultivation process

• Depreciation and maintenance of production equipment

• Quality assurance on the plants

Unrealized gains or losses arising from the changes in fair value during the period are included as a separate line in the gross profit calculation on the consolidated statements of loss and comprehensive loss.